Income Taxes	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income Taxes
13.	Income Taxes

a)    Effective tax rate

The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Loss for the year before taxes	$(15,043)	$(10,098)
Canadian statutory tax rate	27.0%	27.0%
Expected tax recovery	(4,062)	(2,726)
Difference in foreign tax rates	(91)	(84)
Non-deductible items	1,538	356
Change in tax rate	-	5,025
Change in unrecognized deferred tax and other items	2,615	(2,571)
Income Tax Expense / (Recovery)	$-	$-

In December 2017 tax reform was enacted in the United States. The significant changes include a reduction to corporate income tax rates from 35% to 21% effective January 1, 2018, which resulted in a decrease in the Company’s deferred income tax asset by $5.025 million in the prior year period.

b)	Deferred income tax assets and liabilities

Deferred income tax assets and liabilities have been recognized in respect of the following items:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Non-capital loss carry forward assets	$29,353	$27,799
Mineral property acquisition, exploration and development costs	(29,353)	(27,799)
Net deferred income tax liabilities	$-	$-

Deferred income tax assets have not yet been recognized in respect of the following items:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Non-capital loss carry forward assets	$25,437	$22,786
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,109	2,109
Other assets	1,125	1,159
Unrecognized deferred income tax assets	$29,031	$26,414

As of December 31, 2018, the Company has Canadian non-capital loss carry forwards of approximately $47.6 million (December 31, 2017 - $42.8 million) and US non-capital loss carry forwards of approximately $146.7 million (December 31, 2017 - $136.4 million).  The non-capital loss carry forwards are available to reduce future income for tax purposes and expire between 2019 and 2038, except for US state non-capital loss carry forwards which expire between 2019 and 2033.
The Company is not recognizing these deferred tax assets because they relate to entities with a history of losses and there is not convincing evidence that future taxable income will enable timely offset.